DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations
Schedule of disposal pstt

For the period from January 1, 2023 to July 28, 2023
CNY
Revenue	12,748
Cost of sales	(5,872)
Gross profit	6,876
Selling and distribution expenses	(442)
Administrative expenses	(5,699)
Other income	142
Impairment losses on financial assets	(9,931)
Finance costs	(1,906)
Finance income	8,785

LOSS BEFORE INCOME TAX	(2,175)

Income tax expense	(1,931)

LOSS FOR THE PERIOD FROM THE DISCONTINUED OPERATIONS	(4,106)
Attributable to:
Owners of the company	(5,504)
Non-controlling interests	1,398

Schedule of discontinued operations cash flow

For the period from January 1, 2023 to July 28, 2023
CNY
Operating activities	15,162
Investing activities	(12)
Financing activities	(3,378)
Net foreign exchange difference	33
Net increase in cash and cash equivalents	11,805

Loss per share
– Basic, from the discontinued operations	(5.35)
– Diluted, from the discontinued operations	(5.35)

The calculations of basic and diluted earnings per share from discontinued operations are based on:

For the period from January 1, 2023 to July 28, 2023
CNY
Loss for the period attributable to owners of the Company from discontinued operations	(5,504)
Weighted average number of ordinary shares in issue during the period used in the basic and diluted earnings per share calculation (Note 8)	1,027,832